UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2010
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                		     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Second Curve Capital, LLC
Address:  	237 Park Ave	9th Floor
          	New York, NY 10017

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 646-563-7610

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  February 14,  2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:20
Form 13F Information Table Value Total:  $ 255,140


						(thousands)
List of Other Included Managers:
  None

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
    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED
ALTISOURCE PORTFOLIO SOL	COM	044540827	 6,774 	235941	SH		SOLE		235941
BANCORP INC	COM	05969A105	 4,017 	395000	SH		SOLE		395000
BANNER CORPORATION	COM	06652V109	 22,123 	9535707	SH		SOLE		9535707
COBIZ FINANCIAL INC	COM	190897108	 20,479 	3368266	SH		SOLE		3368266
COMPUCREDIT CORP	COM	20478T107	 29,739 	4260630	SH		SOLE		4260630
ENTERPRISE FINANICAL SERVICES CORP	COM	293712105	 366 	35000	SH		SOLE		35000
FIRST MERCHANTS CORP	COM	320817109	 310 	35000	SH		SOLE		35000
HUDSON VALLEY HOLDING ORD	COM	444172100	 10,042 	405554	SH		SOLE		405554
MAINSOURCE FINANCIAL GROUP INC	COM	56062Y102	 729 	70000	SH		SOLE		70000
MERCANTILE BANK CORP	COM	587376104	 3,630 	442707	SH		SOLE		442707
NEWSTAR FINANCIAL INC	COM	65251F105	 15,359 	1453060	SH		SOLE		1453060
OCWEN FINANCIAL CORP	COM	675746309	 17,880 	1874207	SH		SOLE		1874207
PRIMUS GUARANTY LTD	COM	G72457107	 32,748 	6446485	SH		SOLE		6446485
STERLING FINANCIAL CORP	COM	859319105	 9,258 	488036	SH		SOLE		488036
SUN BANCORP INC	COM	86663B102	 278 	60000	SH		SOLE		60000
SYNOVUS FINANCIAL CORP	COM	87161C105	 22,063 	8357181	SH		SOLE		8357181
TAYLOR CAPITAL GROUP INC	COM	876851106	 26,790 	2037283	SH		SOLE		2037283
TENNESSEE COMMERCE BANCORP	COM	88043P108	 6,205 	1271456	SH		SOLE		1271456
TREE COM INC	COM	894675107	 6,962 	736675	SH		SOLE		736675
WESTERN ALLIANCE BANCORP	COM	957638109	 19,388 	2634283	SH		SOLE		2634283